Description of the Plan - Benefit Payments (Details) - 401(k) PLAN	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
Participant's age to receive vested benefit	59 years 6 months
Threshold for partial distribution of vested accounts	$ 5,000